Earnings per Share - Summary of Basic Earnings per Share (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 KRW (₩) ₩ / shares shares	Dec. 31, 2020 KRW (₩) ₩ / shares shares	Dec. 31, 2019 KRW (₩) ₩ / shares shares
Earnings per share
Weighted average number of ordinary shares outstanding		389,634,335	389,634,335	391,131,683
Profit attributable to shareholders of the Parent Company | ₩		₩ 4,409,543,288,213	₩ 3,468,447,701,501	₩ 3,311,255,938,055
Deduction: Dividends on hybrid securities | ₩		(71,537,500,000)	(22,859,500,000)	(6,512,500,000)
Profit attributable to ordinary equity holders of the Parent Company | ₩		₩ 4,338,005,788,213	₩ 3,445,588,201,501	₩ 3,304,743,438,055
Basic earnings per share | (per share)	$ 9.39	₩ 11,134	₩ 8,843	₩ 8,449
Number of shares
Earnings per share
Number of issued ordinary shares	415,807,920	415,807,920	415,807,920	415,807,920
Number of treasury shares	(26,173,585)	(26,173,585)	(26,173,585)	(26,173,585)
Average number of ordinary shares outstanding	389,634,335	389,634,335	389,634,335	389,634,335
Accumulated number of shares
Earnings per share
Number of issued ordinary shares	151,769,890,800	151,769,890,800	152,185,698,720	152,564,638,665
Number of treasury shares	(9,553,358,525)	(9,553,358,525)	(9,579,532,110)	(9,801,574,522)
Average number of ordinary shares outstanding	142,216,532,275	142,216,532,275	142,606,166,610	142,763,064,143
Number of days		365	366	365
Weighted average number of ordinary shares outstanding		389,634,335	389,634,335	391,131,683